Accounts payable and accrued liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Payable And Accrued Liabilities
Schedule of accounts payable and accrued liabilities
	June 30,	December 31,
	2025	2024

Accounts payable	$1,376	$2,614
Accrued liablities	1,213	2,182
VAT payable	-	30
	$2,589	$4,826